LEASE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	273,875
Interest expense	60,208
Additions	1,587,041
Lease payments	(158,504)
Balance at September 30, 2026	$1,762,620

Which consists of:

	September 30, 2026	December 31, 2025
Current lease liability	$407,585	$143,624
Non-current lease liability	1,355,035	130,251
Ending balance	$1,762,620	$273,875

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	September 30, 2026	December 31, 2025
Less than one year	$477,530	$165,022
One to three years	859,514	141,519
Four to five years	724,111	-
Total undiscounted lease liabilities	2,061,155	306,541
Amount representing interest	(298,535)	(32,666)
	$1,762,620	$273,875